Government Grants (Tables)	12 Months Ended
Dec. 31, 2011
Government Grant
11. Government Grants

	December 31,	December 31,
	2011	2010
	(in thousands)
Received	$3,133	$3,126
Less accumulated amortization	(1,994)	(1,879)
Foreign exchange translation adjustment	291	334
	1,430	1,581
Less current portion	(79)	(111)
	$1,351	$1,470